Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income (loss)	$ (537,814)	$ 1,167,002	$ 996,550
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	12,575	7,232	5,590
(Reduction) provision for doubtful accounts, net	(146,174)	194,149
Loss on disposal of assets		1,213
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivables	(83,189)	516,593	(520,116)
(Increase) decrease in other receivables	41,441	103,603	(69,312)
(Increase) in prepaid expense	(150,273)	(297,392)	(19,184)
(Increase) in prepaid income tax	(3,762)
(Increase) decrease in deferred tax assets	72,975	102,099	(205,787)
Increase (decrease) in accounts payable and accrued expenses	131,876	(430,286)	309,566
Increase (decrease) in VAT and other tax payable	18,843	(50,753)	(2,167)
Increase in other payable			3,161
Net Cash (Used in) Provided by Operating Activities	(643,502)	1,313,460	498,301
Cash Flows from Investing Activities:
Purchase of office equipment and software	(1,215)	(19,659)	(18,283)
Net Cash Used in Investing Activities	(1,215)	(19,659)	(18,283)
Cash Flows from Financing Activities:
Proceeds from initial public offering - December 26, 2018, net of offering costs of $2,103,816	4,103,479
Proceeds from issuance of shares			27,692
Net Cash Provided by Financing Activities	4,103,479		27,692
Effect of exchange rate changes on cash and cash equivalents	116,055	161,593	(105,204)
Net increase in cash and cash equivalents	3,574,817	1,455,394	402,506
Cash and cash equivalents - beginning of the year	3,117,740	1,662,346	1,259,840
Cash and cash equivalents - end of the year	6,692,557	3,117,740	1,662,346
Cash paid for:
Interest	0	0	0
Income taxes	$ 271,817	$ 294,454	$ 538,017